                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-00620
                                   ---------------------------------------------

                     AMF Large Cap Equity Institutional Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              675 Third Avenue, Suite 1130. New York, NY 10017
--------------------------------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

               BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-527-3713
                                                   -------------
Date of fiscal year end:  December 31, 2006
                        -------------------

Date of reporting period:  June 30, 2006
                         ---------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.








                             Asset Management Fund


                                   Large Cap
                                     Equity


                            Institutional Fund, Inc.













                               Semi-Annual Report
                                To Shareholders
                                 June 30, 2006

ASSET MANAGEMENT FUND ("AMF") LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (95.8%)

 SHARES                                              VALUE
 ------                                              -----
            ADVERTISING (3.1%)
   22,000   Omnicom Group, Inc. ................  $ 1,959,980
                                                  -----------
            AUTOMOTIVE (3.1%)
   35,000   Harley-Davidson, Inc. ..............    1,921,150
                                                  -----------
            BEVERAGES (3.7%)
   50,000   Anheuser Busch Companies, Inc. .....    2,279,500
                                                  -----------
            BEVERAGES NON-ALCOHOLIC (7.5%)
   45,000   Coca-Cola Co. ......................    1,935,900
   45,000   PepsiCo, Inc. ......................    2,701,800
                                                  -----------
                                                    4,637,700
                                                  -----------
            BUILDING PRODUCTS (4.0%)
   70,000   Home Depot, Inc. ...................    2,505,300
                                                  -----------
            COMPUTER HARDWARE (6.0%)
   90,000   Cisco Systems, Inc. (a).............    1,757,700
   80,000   Dell Inc. (a).......................    1,952,800
                                                  -----------
                                                    3,710,500
                                                  -----------
            COMPUTER SOFTWARE & SERVICES (6.6%)
   45,000   Automatic Data Processing, Inc. ....    2,040,750
   90,000   Microsoft Corp. ....................    2,097,000
                                                  -----------
                                                    4,137,750
                                                  -----------
            CONSUMER NON-DURABLE (4.5%)
   50,000   Procter & Gamble Co. ...............    2,780,000
                                                  -----------
            DISTRIBUTOR-CONSUMER PRODUCTS (3.2%)
   65,000   Sysco Corp. ........................    1,986,400
                                                  -----------
            DIVERSIFIED MANUFACTURING (10.7%)
   27,000   3M Co. .............................    2,180,790
   85,000   General Electric Co. ...............    2,801,600
   36,000   Illinois Tool Works, Inc. ..........    1,710,000
                                                  -----------
                                                    6,692,390
                                                  -----------

 SHARES                                              VALUE
 ------                                              -----
            FINANCIAL SERVICES (5.6%)
   30,000   American Express Co. ...............  $ 1,596,600
   27,000   Merrill Lynch & Co. ................    1,878,120
                                                  -----------
                                                    3,474,720
                                                  -----------
            FOOD PROCESSING (3.2%)
   35,000   Wm. Wrigley Jr., Co. ...............    1,587,600
    8,750   Wm. Wrigley Jr., Co. Class -- B
              (a)...............................      396,375
                                                  -----------
                                                    1,983,975
                                                  -----------
            HEALTH CARE (4.8%)
   50,000   Johnson & Johnson...................    2,996,000
                                                  -----------
            INSURANCE (8.4%)
   40,000   American International Group,
              Inc. .............................    2,362,000
       31   Berkshire Hathaway, Inc. (a)........    2,841,429
                                                  -----------
                                                    5,203,429
                                                  -----------
            MEDICAL INSTRUMENTS (3.4%)
   45,000   Medtronic, Inc. ....................    2,111,400
                                                  -----------
            OIL & GAS (3.9%)
   40,000   Exxon Mobil Corp. ..................    2,454,000
                                                  -----------
            PHARMACEUTICALS (6.5%)
   55,000   Abbott Laboratories.................    2,398,550
   70,000   Pfizer, Inc. .......................    1,642,900
                                                  -----------
                                                    4,041,450
                                                  -----------
            RETAIL (4.6%)
   60,000   Wal-Mart Stores, Inc. ..............    2,890,200
                                                  -----------

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JUNE 30, 2006
(UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 SHARES                                              VALUE
 ------                                              -----
            TRANSPORTATION & SHIPPING (3.0%)
   16,000   Fedex Corp. ........................  $ 1,869,760
                                                  -----------
            Total Common Stocks
              (Cost $46,742,837)................   59,635,604
                                                  -----------
CASH EQUIVALENTS (4.1%)
            MONEY MARKET MUTUAL FUND (4.1%)
2,525,340   Vanguard Admiral Money Market Fund..    2,525,340
                                                  -----------
            Total Cash Equivalents
              (Cost $2,525,340).................    2,525,340
                                                  -----------

             Total Investments
               (Cost $49,268,177) (b).....   99.9%  $62,160,944
             Other assets in excess of
               liabilities................    0.1%       88,509
                                                    -----------
             Net Assets...................  100.0%  $62,249,453
                                                    ===========

(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

    Unrealized appreciation...................    $16,155,862
    Unrealized depreciation...................     (3,263,095)
                                                  -----------
    Net unrealized appreciation...............    $12,892,767
                                                  ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 2

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                JUNE 30, 2006
                                                                -------------
ASSETS:
Investment in securities, at value (Cost $49,268,177).......     $62,160,944
Cash........................................................         109,061
Dividends and interest receivable...........................          65,606
Prepaid expenses............................................           5,199
                                                                 -----------
  Total assets..............................................      62,340,810
                                                                 -----------
LIABILITIES:
Advisor fee payable.........................................          38,296
Administration and Accounting fee payable...................             645
Transfer agent fee payable..................................           4,140
Accrued expenses payable....................................          48,276
                                                                 -----------
  Total Liabilities.........................................          91,357
                                                                 -----------
NET ASSETS, applicable to 432,416 shares of $1.00 par value
  stock, 2,000,000 shares authorized........................     $62,249,453
                                                                 ===========
NET ASSETS:
Capital.....................................................     $43,377,167
Accumulated net investment loss.............................          (4,840)
Accumulated net realized gains from investment
  transactions..............................................       5,984,359
Unrealized appreciation from investments....................      12,892,767
                                                                 -----------
NET ASSETS..................................................     $62,249,453
                                                                 ===========
NET ASSET VALUE, offering and redemption price per share
  ($62,249,453/432,416 shares)..............................     $    143.96
                                                                 ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2006
                                                                ----------------
INVESTMENT INCOME:
  Dividends.................................................      $   642,297
  Interest..................................................            7,945
                                                                  -----------
     Total investment income................................          650,242
                                                                  -----------
EXPENSES:
  Investment advisory.......................................          282,154
  Administrator, Fund Accounting and Transfer Agent.........           37,620
  Directors.................................................           98,422
  Transfer agent accounting fees............................           10,842
  Legal.....................................................           53,815
  Insurance.................................................           30,356
  Audit.....................................................           11,106
  Custodian.................................................            5,832
  Chief Compliance Officer fees.............................           25,072
  Miscellaneous.............................................           23,866
                                                                  -----------
     Total expenses.........................................          579,085
                                                                  -----------
     Net investment income..................................           71,157
                                                                  -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains from investment transactions.............        5,984,359
Change in unrealized appreciation/depreciation from
  investments...............................................       (4,695,909)
                                                                  -----------
Net realized/unrealized losses from investments.............        1,288,450
                                                                  -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $ 1,359,607
                                                                  ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 4

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED         YEAR ENDED
                                                                  JUNE 30,            DECEMBER 31,
                                                                    2006                  2005
                                                              ----------------      -----------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................    $     71,157          $     98,632
  Net realized gains from investment transactions...........       5,984,359             4,147,635
  Change in unrealized appreciation/depreciation from
     investments............................................      (4,695,909)           (6,698,044)
                                                                ------------          ------------
Change in net assets resulting from operations..............       1,359,607            (2,451,777)
                                                                ------------          ------------
Distributions to shareholders:
  Net investment income.....................................         (79,069)              (95,581)
  Net realized gains from investment transactions...........              --            (4,147,636)
                                                                ------------          ------------
Total distributions to shareholders.........................         (79,069)           (4,243,217)
                                                                ------------          ------------
Capital Transactions:
  Change in net assets from capital share transactions (See
     Note 3)................................................     (22,663,077)             (731,545)
                                                                ------------          ------------
  Change in net assets......................................     (21,382,539)           (7,426,539)
NET ASSETS:
  Beginning of year.........................................      83,631,992            91,058,531
                                                                ------------          ------------
  End of period.............................................    $ 62,249,453          $ 83,631,992
                                                                ============          ============
Accumulated net investment income...........................    $     (4,840)         $      3,072

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Selected Data for Each Share of Capital Stock
Outstanding throughout Each Year

                                           SIX MONTHS
                                              ENDED                       YEAR ENDED DECEMBER 31,
                                            JUNE 30,      -------------------------------------------------------
                                              2006         2005       2004        2003       2002          2001
                                           ----------      ----       ----        ----       ----          ----
                                           (UNAUDITED)
NET ASSET VALUE, beginning of year........   $142.70      $154.20    $155.03    $ 132.74    $162.97      $ 179.39
                                             -------      -------    -------    --------    -------      --------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income...................      0.16         0.16       0.80        0.20       0.31          0.27
  Net realized and unrealized gains
    (losses) from investments.............      1.26        (4.26)      7.20       22.97     (26.71)        (7.21)
                                             -------      -------    -------    --------    -------      --------
    Total from investment operations......      1.42        (4.10)      8.00       23.17     (26.40)        (6.94)
                                             -------      -------    -------    --------    -------      --------
DISTRIBUTIONS:
  From net investment income..............     (0.16)       (0.16)     (0.80)      (0.20)     (0.31)        (0.27)
  From net realized gains on
    investments...........................        --        (7.24)     (8.03)      (0.68)     (3.52)        (9.21)
  Return of capital.......................        --           --         --          --(1)      --            --
                                             -------      -------    -------    --------    -------      --------
    Total distributions...................     (0.16)       (7.40)     (8.83)      (0.88)     (3.83)        (9.48)
                                             -------      -------    -------    --------    -------      --------
Change in net asset value.................      1.26       (11.50)     (0.83)      22.29     (30.23)       (16.42)
                                             -------      -------    -------    --------    -------      --------
NET ASSET VALUE, end of period............   $143.96      $142.70    $154.20    $ 155.03    $132.74      $ 162.97
                                             =======      =======    =======    ========    =======      ========
Total return..............................      1.00%(2)    (2.70)%     5.16%      17.48%    (16.19)%       (3.90)%
Ratio of net expenses to average net
  assets..................................      1.54%(3)     1.44%      1.20%       1.32%      1.23%         1.24%
Ratio of net investment income to average
  net assets..............................      0.19%(3)     0.11%      0.46%       0.14%      0.20%         0.16%
Portfolio turnover rate...................         8%          23%        14%         22%        17%           21%
NET ASSETS, end of period (000's).........   $62,249      $83,632    $91,059    $107,923    $90,871      $107,324

--------------------------------------------------------------------------------

(1) Distributions per share were less than $0.005.
(2) Not annualized.
(3) Annualized.
--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 6

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

The Asset Management Fund Large Cap Equity Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was incorporated under the laws of the State of New York on October 29, 1952. The primary investment objective of the Fund is to achieve capital appreciation for its shareholders. The objective of income is secondary.

Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A--Security Valuation--Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of 4:00 PM Eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Board of Directors.

B--Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date, dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The discount and premium on securities purchased are amortized over the life of the respective security. The specific identification method is used in the determination of realized gains and losses on the sale of securities.

C--Dividends to Shareholders--Dividends from net investment income are declared and paid quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

D--Management Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
(UNAUDITED)

NOTE 2--RELATED PARTIES

Shay Assets Management, Inc. (the "Investment Adviser") is the investment adviser to the Fund. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"), which is majority owned by Rodger D. Shay, the Vice President and Assistant Secretary of the Fund, and Rodger D. Shay, Jr., the President of the Investment Adviser and Shay Financial Services, Inc.

The Investment Adviser receives fees from the Fund, computed at an annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees, Directors' fees and expenses, and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets for any fiscal year during the term of the Fund's agreement with the Investment Adviser. This limitation did not result in any waiver of the Investment Adviser's fees during the six months ended June 30, 2006.

Shay Financial Services, Inc. (the "Distributor") is the distributor for the Fund. The Distributor is also a wholly-owned subsidiary of SISI. The Distributor receives no compensation for its distribution services. BISYS Fund Services Ohio, Inc., a subsidiary of The BISYS Group, Inc., serves the Fund as fund accountant, administrator and transfer agent (the "Fund Accountant", "Administrator", and the "Transfer Agent"). As compensation for its administrative services, the Fund pays the Fund Accountant, Administrator, and Transfer Agent a fee computed daily at an annual rate of 0.10% of the Fund's average daily net assets up to $200 million, 0.075% of the Fund's average daily net assets from $200 million to $400 million, 0.05% of the Fund's average daily net assets from $400 million to $600 million, and 0.03% of the Fund's average daily net assets in excess of $600 million, plus out-of-pocket expenses subject to an annual minimum fee of $80,400.

NOTE 3--CAPITAL STOCK

At June 30, 2006, there were 2,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively, were as follows:

                                                           SHARES                   AMOUNT
                                                     ------------------   --------------------------
                                                       2006      2005         2006          2005
                                                     --------   -------   ------------   -----------
Shares sold........................................     3,530     1,999   $    505,125   $   300,000
Shares issued in reinvestment of dividends.........       304    22,417         44,559     3,234,016
                                                     --------   -------   ------------   -----------
                                                        3,834    24,416        549,684     3,534,016
Shares redeemed....................................  (157,496)  (28,878)   (23,212,761)   (4,265,561)
                                                     --------   -------   ------------   -----------
Net increase/(decrease)............................  (153,662)   (4,462)  $(22,663,077)  $  (731,545)
                                                     ========   =======   ============   ===========

--------------------------------------------------------------------------------
 8

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006
(UNAUDITED)

NOTE 4--PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, exclusive of short-term investments, for the six months ended June 30, 2006, were $5,652,539 and $28,118,984 respectively.

NOTE 5--FEDERAL INCOME TAX INFORMATION

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
ADDITIONAL FUND INFORMATION
JUNE 30, 2006
(UNAUDITED)

NOTE 6--ADDITIONAL INFORMATION

A--Security Allocation--The Fund invested, as a percentage of net assets, in the following industries as of the year ended June 30, 2006:

                                                                      PERCENTAGE
                                                                          OF
INDUSTRY                                                              NET ASSETS
--------                                                       ------------------------
Diversified Manufacturing...................................             10.7%
Insurance...................................................              8.4%
Beverages Non-Alcoholic.....................................              7.5%
Computer Software & Services................................              6.6%
Pharmaceuticals.............................................              6.5%
Computer Hardware...........................................              6.0%
Financial Services..........................................              5.6%
Health Care.................................................              4.8%
Retail......................................................              4.6%
Consumer Non-Durable........................................              4.5%
Cash Equivalents............................................              4.1%
Building Products...........................................              4.0%
Oil & Gas...................................................              3.9%
Beverages...................................................              3.7%
Medical Instruments.........................................              3.4%
Distributor-Consumer Products...............................              3.2%
Food Processing.............................................              3.2%
Advertising.................................................              3.1%
Automotive..................................................              3.1%
Transportation & Shipping...................................              3.0%
                                                                         ----
Total Percentage of Net Assets..............................             99.9%
                                                                         ====

B--Expense Comparison--As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The Fund does not charge any transaction cost, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees and exchange fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses--The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

--------------------------------------------------------------------------------
 10

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
ADDITIONAL FUND INFORMATION (CONTINUED)
JUNE 30, 2006
(UNAUDITED)

$1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                  BEGINNING          ENDING        EXPENSES PAID      EXPENSE RATIO
                                                ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*    DURING PERIOD**
     ACTUAL EXPENSES FROM ONGOING COSTS            1/1/06           6/30/06        1/1/06-6/30/06    1/1/06-6/30/06
     ----------------------------------         -------------    --------------    --------------    ---------------
AMF Large Cap Equity Institutional Fund,
  Inc. .....................................      $1,000.00        $1,010.00           $7.67              1.54%

-------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

Hypothetical Example for Comparison Purposes--The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds which, unlike the Fund, may charge transaction costs.

                                                  BEGINNING          ENDING        EXPENSES PAID      EXPENSE RATIO
                                                ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*    DURING PERIOD**
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES       1/1/06           6/30/06        1/1/06-6/30/06    1/1/06-6/30/06
--------------------------------------------    -------------    --------------    --------------    ---------------
AMF Large Cap Equity Institutional Fund,
  Inc. .....................................      $1,000.00        $1,017.16           $7.70              1.54%

-------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

C--Board Considerations in Approving Investment Advisory Agreement--In determining whether to renew the Investment Advisory Agreement each year, the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the Investment Company Act of 1940. The Investment Advisory Agreement was most recently renewed by the Board of Directors at its meeting held in April 2006. The Board of Directors considered a number of factors in deciding to renew the agreement, including (i) the terms of the Investment Advisory Agreement, (ii) the nature, extent and quality of the services provided to the Fund by the Investment Adviser, (iii) the investment performance of the Fund, (iv) the costs to the Investment Adviser and the profitability to the Investment Adviser and its affiliates of their relationship with the Fund, (v) the extent to which economies of scale may be realized by the Investment Adviser as the Fund grows and the extent to which the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
ADDITIONAL FUND INFORMATION (CONTINUED)
JUNE 30, 2006
(UNAUDITED)

investment advisory fee reflects these economies of scale for the benefit of Fund shareholders, (vi) the fees and expenses borne by the Fund and (vii) the financial condition and financial stability of the Investment Adviser. In addition, the Directors received advice of legal counsel.

In reviewing the quality of services provided to the Fund, the Board of Directors noted the nature and quality of the investment analysis provided by the Investment Adviser and the Investment Adviser's discipline and consistency over time in applying the investment style used by the Investment Adviser in managing the Fund's portfolio, the Fund's investment results over time, the level of portfolio risk incurred in achieving those results and the regulatory compliance history of the Investment Adviser. The Directors also considered the quality and experience of the Investment Adviser's organization in general, the investment professionals having principal responsibility for the Fund's investments and the nature and quality of the reports provided by the Investment Adviser to the Directors at their quarterly meetings. The Directors concluded that the Investment Adviser had provided good quality services to the Fund over an extended period of time.

In evaluating the investment performance of the Fund, the Board of Directors noted the importance of evaluating the performance of the Fund over an entire market cycle, including both periods of market appreciation and periods of market declines, and noted that in particular periods the Fund's performance might deviate significantly from its peer group or market averages. The Directors also considered the level of portfolio risk incurred by the Investment Adviser in achieving those results. The Directors also noted that, although over the most recent one- and three- calendar year periods prior to their consideration of the renewal of the Investment Advisory Agreement the Fund's investment performance lagged behind its mutual fund peer group and the market averages represented by the Standard & Poor's 500 Index and the Dow Jones Industrial Average, over longer periods of five and ten years, the Fund had out-performed its peer group but had lagged behind the Standard & Poor's 500 and Dow Jones Industrial Indices. In comparing the Fund's investment performance with market averages, the Directors took into account the fact that the mutual funds normally incur certain costs and expenses (e.g., investment advisory fees, brokerage commissions, legal and accounting fees, etc.), which are not reflected in the market averages. The Directors concluded that the Investment Adviser had achieved good long-term performance at reasonable levels of portfolio risk.

In evaluating the level of the investment advisory fee paid to the Investment Adviser, the Directors compared the fees paid by the Fund to the fees charged by the Investment Adviser to its other investment advisory clients. They also evaluated the nature and costs of the services and the level of responsibility assumed by the Investment Adviser with respect to its other clients. In particular, the Directors noted that the Investment Adviser also acts as the subadviser to another equity mutual fund and as the investment adviser to six fixed income portfolios, in each case at a lower fee than the fee charged to the Fund. The Directors noted that acting as the sole investment adviser for a fund involves a greater level and scope of service and a greater level of responsibility than acting as a subadviser. The Directors also noted differences in staffing and costs involved in managing equity portfolios and fixed income portfolios and concluded that the differences in the fees charged by the Investment Adviser to its various mutual fund clients were justified by the differences in the nature and scope of the services provided, the responsibilities assumed and the costs incurred in managing the different accounts.

In evaluating the investment advisory fee, the Directors also relied on comparisons of the investment advisory fee paid by the Fund with the fees paid by other similar mutual funds and concluded that the fees paid by the Fund were

--------------------------------------------------------------------------------
 12

--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
ADDITIONAL FUND INFORMATION (CONTINUED)
JUNE 30, 2006
(UNAUDITED)

competitive with the fees paid by other similar mutual funds of a similar size. The Directors also noted that the rate at which the Fund's investment advisory fee is computed drops from 0.75% of average net assets to 0.50% of average net assets for assets levels over $100 million, which would result in Fund shareholders receiving benefits from economies of scale if the Fund were to grow significantly in size.

Based on their review of the Investment Adviser's costs associated with its services to the Fund and the profitability to the Investment Adviser of its relationship with the Fund as well as the overall financial position and financial results of the Investment Adviser, the Directors concluded that the investment advisory fee did not provide an unreasonable level of profit to the Investment Adviser and that the Investment Adviser's overall financial position and financial results provided an adequate level of financial stability and financial resources to support the Investment Adviser's responsibilities to the Fund. The Directors also concluded that the Investment Adviser's regulatory compliance record was satisfactory.

In reviewing the fees and expenses borne by the Fund, the Board of Directors noted, among other things, that although the Fund's overall expense ratio was higher than the average for its industry peer group, most of the Fund's expenses were outside the control of the Investment Adviser. The Board of Directors also considered the expense limitation contained in the Investment Advisory Agreement.

Based on their review, the Board of Directors (including a majority of the non-interested Directors of the Fund) concluded, among other things, that the investment advisory fee did not result in an excessive profit to the Investment Adviser, that the investment advisory fees paid by the Fund were fair and reasonable, both absolutely and in comparison with those of other similar funds of similar size in the industry, and that the Fund had received reasonable value in return for paying the investment advisory fee under the Investment Advisory Agreement.

D--Other Information--A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-527-3713; and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve months ended June 30, 2006 is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

A complete schedule of the Fund's portfolio holdings for the first and third fiscal quarters of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov. In addition, the Fund's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-527-3713.

--------------------------------------------------------------------------------

AMF LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
JUNE 30, 2006
SHAREHOLDER VOTING RESULTS (UNAUDITED):

The annual Meeting of Shareholders of the Asset Management Fund Large Cap Equity Institutional Fund, Inc., was held on April 20, 2006, at which the shareholders voted on two proposals. The proposals and the results of the voting are set forth below.

A--Election of Directors--The first proposal concerned the election of five Directors to serve for complete terms of three years, each expiring in 2009. The results of the first proposal are as follows:

                                                                                                                  % OF
                                                                                                % OF SHARES      SHARES
                                          EXPIRATION                  VOTES                       PRESENT      OUTSTANDING
                                           OF TERM      VOTES FOR    WITHHELD    ABSTENTIONS     VOTED FOR       VOTING
                                          ----------    ---------    --------    -----------    -----------    -----------
Ralph F. Brouty.......................       2009        494,403        0           961          99.81%         84.47%
Daniel J. Devine......................       2009        494,403        0           961          99.81%         84.47%
Michael J. Hegarty....................       2009        494,403        0           961          99.81%         84.47%
Vincent F. Palagiano..................       2009        494,403        0           961          99.81%         84.47%
William A. McKenna, Jr. ..............       2009        494,403        0           961          99.81%         84.47%

In addition, Messrs. Joseph R. Ficalora, Chris C. Gagas, Michael R. Kallet, Robert E. Kernan, Jr., William C. McGarry, Clifford M. Miller, Michael J. Pollock, John M. Scarchilli, and Charles M. Sprock continue as members of the Board of Directors.

B--Ratification of Independent Registered Public Accounting Firm (and Independent Auditors)--The second proposal concerned the ratification of the selection of Ernst & Young LLP as Independent Registered Public Accounting Firm (and Independent Auditors) of the Fund for the fiscal year ending December 31, 2006. The results of the voting for the proposal were 495,364 for, 0 against, and 0 abstaining. The percentage of shares present voted for the proposal was 100%. The percentage of shares outstanding voting was 84.47%.

--------------------------------------------------------------------------------
 14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AMF LARGE CAP EQUITY
INSTITUTIONAL FUND, INC.

OFFICERS

JOSEPH R. FICALORA
  President

MARK F. TRAUTMAN
  Vice President

ALAINA V. METZ
  Assistant Treasurer and
  Assistant Secretary

DANIEL K. ELLENWOOD
  Anti-Money Laundering Officer
RODGER D. SHAY
  Vice President and
  Assistant Secretary

JOHN J. MCCABE
  Vice President

TRENT M. STATCZAR
  Treasurer

FREDERICK J. SCHMIDT
  Chief Compliance Officer

BOARD OF DIRECTORS

RALPH F. BROUTY
DANIEL J. DEVINE
JOSEPH R. FICALORA
CHRIS C. GAGAS
MICHAEL J. HEGARTY
MICHAEL R. KALLET
ROBERT E. KERNAN, JR.
WILLIAM C. MCGARRY
WILLIAM A. MCKENNA, JR.
CLIFFORD M. MILLER
VINCENT F. PALAGIANO
MICHAEL J. POLLOCK
JOHN M. SCARCHILLI
CHARLES M. SPROCK

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Shay Assets Management, Inc.
675 Third Avenue, Suite 1130
New York, New York 10017

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606

ADMINISTRATOR, TRANSFER AGENT,
REGISTRAR AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

LEGAL COUNSEL
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

This report is submitted for the general information of shareholders of the AMF Large Cap Equity Institutional Fund, Inc., but may also be used as sales literature when preceded or accompanied by the current prospectus. An investor should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund's prospectus. To obtain a prospectus, please call 1-800-527-3713. Please read the prospectus carefully before investing.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     NOT APPLICABLE -- DISCLOSURE ONLY REQUIRED FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert serving on its audit committee.

               (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

               (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

          (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

          (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I -- Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

{NOTE -- THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004.
For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant's board of directors, where the registrant's most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE
- ONLY EFFECTIVE FOR ANNUAL REPORTS.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       AMF Large Cap Equity Institutional Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*/s/ Trent Statczar      Trent Statczar, Treasurer
                         -------------------------------------------------------

Date     9/6/06
    --------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Trent Statczar      Trent Statczar, Treasurer
                         -------------------------------------------------------

Date     9/6/06
    --------------------------------

By (Signature and Title)*/s/ Joseph R. Ficalora  Joseph R. Ficalora, President
                                                 and Principal Executive Officer
                         -------------------------------------------------------

Date     9/7/06
    --------------------------------


* Print the name and title of each signing officer under his or her signature.